Transactions with Related Parties (Details) (Narrative4) In Thousands, except Share data	6 Months Ended		6 Months Ended		0 Months Ended				6 Months Ended			0 Months Ended
	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Fabiana [Member] USD ($)	Jun. 30, 2010 Fabiana [Member] USD ($)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jun. 30, 2011 Compensation Committee approval on 25 January 2010 [Member] USD ($)	Jun. 30, 2011 Compensation Committee approval on 25 January 2010 [Member] EUR (€)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member] USD ($)	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]
Transactions with Related Parties
Shares Granted	9,015,000							4,500,000												9,000,000
Common stock par value	$ 0.01	$ 0.01									0.01
Vesting period								3												8
Vested number of shares on grant date											1,000,000										1,000,000
Vested in period					1,500,000	1,000,000	1,000,000					1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Annual Remuneration			$ 1,919	$ 1,797					$ 3,900	€ 2,700										$ 4,000